Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Himax Technologies, Inc. (the Parent Company only)
Profit for the year	$ 45,275	$ 79,770	$ 49,421
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	0	0	10
Unrealized gain on financial assets at fair value through other comprehensive income	27,810	9,427	152
Income tax related to items that will not be reclassified subsequently	0	0	1
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	264	(632)	(123)
Other comprehensive income for the year, net of tax	28,074	8,795	40
Total comprehensive income for the year	73,349	88,565	49,461
Equity attributable to owners of parent
Himax Technologies, Inc. (the Parent Company only)
Profit for the year	43,937	79,755	50,616
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	0	0	8
Unrealized gain on financial assets at fair value through other comprehensive income	27,810	9,427	152
Income tax related to items that will not be reclassified subsequently	0	0	1
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	273	(626)	(123)
Other comprehensive income for the year, net of tax	28,083	8,801	38
Total comprehensive income for the year	$ 72,020	$ 88,556	$ 50,654